AXP(R) Partners
                                                                   International
                                                                      Aggressive
                                                                     Growth Fund
                                                          2002 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) compass

AXP Partners International Aggressive Growth Fund seeks to provide shareholders with long-term capital growth.



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Going Where the Growth Is

Attractive investment opportunities can pop up not only in any industry, but in any part of the world as well. This Fund combines the talents of two investment firms, with different investment styles, to scour the major foreign markets for companies with rapid-growth potential that can result in above-average stock-price appreciation.

CONTENTS

From the Chairman                                   3

Portfolio Managers' Q & A                           3

Fund Facts                                          6

The 10 Largest Holdings                             7

Financial Statements                                8

Notes to Financial Statements                      11

Investments in Securities                          19

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2 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments. At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson

Portfolio Managers' Q & A

Q: How did the Fund perform for the six-month period ended April 30, 2002?

A: In a period that finally saw growth stocks begin to regain much of the ground they lost in world markets in the previous year, AXP Partners International Aggressive Growth Fund returned 8.01% (Class A shares not including sales charges) for the six-month period. By comparison, the Morgan Stanley Capital International (MSCI) EAFE Growth Index and the MSCI EAFE Index returned 5.93% and 5.66%, respectively. The Lipper International Funds Index returned 8.94% for the same period.

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3 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



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Comments from Henrik Strabo at American Century Investment Management, Inc.

Q: What factors affected the performance of the Fund assets that you managed during the period?

A: The general economic environment began to show signs of improvement during the six-month period. That created a healthier climate for global growth stock investing than we had seen in recent times, which helped propel our portfolio. Growth stocks were in the midst of a solid recovery at the start of November which continued through the end of 2001. Most of those gains were given back in January and after a flat February, growth stocks performed well again in March and April. Our portfolio received significant contributions from several key sectors of the market, including the two largest areas of concentration in our portion of the Fund, consumer companies that tend to benefit from an improving economic environment and financial stocks. Within the consumer group, our holdings in automobile, electronic products and department stores performed particularly well. Within the financial sector, banks and insurance companies were the strongest contributors. By contrast, the portfolio lost ground in a couple of critical areas, including telecommunications stocks and health care issues, both of which struggled during the six-month period. Emerging market nations such as Korea and Russia were among the best-performing countries in the portfolio, with our holdings in Italy also contributing positively to returns. In general, improved news on the economic front worked to the benefit of our portfolio.

Q: What changes did you make to the portion of the portfolio you manage?

A: Given our expectation that the economic slowdown that had throttled corporate profits through much of 2001 was nearing an end, we shifted greater emphasis into stocks of companies that could benefit from a cyclical upturn. These included a number of consumer holdings, ranging from automobile manufacturers and parts companies to retail department stores. We also capitalized on what had been a weak market among energy stocks to boost our holdings in that segment of the market, including oil and natural gas producers and oil services companies. Given our shifting bias toward cyclically oriented stocks, we moved away from non-cyclical areas, including health care stocks. We also reduced our position in the weak telecommunications area.

Q: What is your outlook for the coming months?

A: We are encouraged by increasing evidence that a global economic recovery is now underway. Numerous surveys in different regions of the world indicate that confidence among both businesses and consumers is generally on the rise. That should lead to increased spending from both areas. Some concerns remain, including the fact that executives at a few companies are still cautious in their outlook for growth and profits. What's more, growing concern over corporate accounting practices is also rattling investors. However, we continue to believe that the trend of stronger economic growth will prevail.

Q: How have you positioned the assets you manage for the Fund in light of your outlook?

A: Our general investment strategy is consistent regardless of market conditions. We will continue to rigorously follow our highly disciplined and repeatable process of identifying and owning businesses demonstrating solid, sustainable growth. These stocks should be positioned to generate positive, long-term returns for the Fund.

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4 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



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Comments from Leah Zell at Liberty Wanger Asset Management, L.P.

Q: What factors affected the performance of the Fund assets that you managed during the six-month period?

A: The period turned out to be a strong one, particularly for small-cap growth stocks in international markets. That helped our portfolio generate positive returns. The markets began the period in November with solid returns through the end of 2001. The environment turned negative in January, but began to recover in February and continued on a generally positive track through April. We enjoyed significant performance contributions from a wide range of stocks in various regions of the world. These included financial services issues from Ireland that benefited from the low interest rate environment. We also profited from holdings in Asian stocks in the broadcasting, consumer and electronics manufacturing sectors. Selected Canadian holdings in printing and money management also generated significant returns. Our portfolio's Japanese holdings, by contrast, had a negative impact on performance. While Japan continued to confront its own long-term economic struggles, the world market as a whole appeared to be benefiting from gradual improvement in the economic environment.

Q: What changes did you make to the portion of the portfolio you manage?

A: Only minor adjustments were made to the portfolio during the six-month period. We sold some of our holdings in Japanese electronics and technology companies, but added to some of our remaining positions in Japan. We also invested in several emerging market stocks from Europe and one from South Korea, but in general, we maintained long-term positions in most of our portfolio's holdings.

Q: What is your outlook for the coming months?

A: As has been the case in the U.S. since 1999, we believe small-cap stocks from world markets may be positioned to outperform large-cap issues. This often is the case in the early months of an economic recovery. As the economy improves, investors are likely to be more willing to increase their risk profile, which should result in more money moving into smaller stocks. We also think smaller companies have an advantage as their earnings tend to be visible and transparent, a major issue for investors in light of the Enron debacle and other accounting issues. Finally, we believe small-cap stocks and international stocks as a whole could benefit from the potential reversal of an extended trend in the 1990s, when large-cap U.S. stocks dominated the market.

Q: How have you positioned the assets you manage for the Fund in light of your outlook?

A: As is always the case, we remain focused on identifying growth opportunities among emerging companies throughout the globe. We believe our emphasis on this sector of the market could work particularly well relative to other areas of the investment spectrum in the months ahead. While there is likely to be a fair amount of volatility, we believe that international, small-cap investing will benefit from the direction that investment markets are likely to take.

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5 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.67
Oct. 31, 2001                                                     $5.25
Increase                                                          $0.42

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    +8.01%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.65
Oct. 31, 2001                                                     $5.25
Increase                                                          $0.40

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    +7.62%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.64
Oct. 31, 2001                                                     $5.25
Increase                                                          $0.39

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    +7.43%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.67
Oct. 31, 2001                                                     $5.25
Increase                                                          $0.42

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    +8.01%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



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The 10 Largest Holdings

                                             Percent               Value
                                         (of net assets)  (as of April 30, 2002)

iShares MSCI Index Fund (United States)        1.9%             $1,504,128
Rhoen-Klinikum (Germany)                       1.5               1,196,841
Royal Bank of Scotland Group (Scotland)        1.0                 773,002
BNP Paribas (France)                           0.9                 696,834
UniCredito Italiano (Italy)                    0.8                 666,102
Anglo Irish Bank (Ireland)                     0.8                 658,123
Julius Baer Holding Cl B (Switzerland)         0.8                 655,682
Investors Group (Canada)                       0.8                 650,877
Saipem (Italy)                                 0.8                 642,211
Irish Life & Permanent (Ireland)               0.8                 631,639

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 10.1% of net assets

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7 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



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


Financial Statements

Statement of assets and liabilities
AXP Partners International Aggressive Growth Fund

April 30, 2002 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $68,328,417)                                                                        $73,428,954
Cash in bank on demand deposit                                                                            6,171,644
Capital shares receivable                                                                                    83,602
Dividends and accrued interest receivable                                                                   213,765
Receivable for investment securities sold                                                                 1,091,659
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                            866
                                                                                                                ---
Total assets                                                                                             80,990,490
                                                                                                         ----------

Liabilities
Payable for investment securities purchased                                                               1,838,929
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                          1,084
Accrued investment management services fee                                                                    2,158
Accrued distribution fee                                                                                        912
Accrued transfer agency fee                                                                                     569
Accrued administrative services fee                                                                             173
Other accrued expenses                                                                                       85,199
                                                                                                             ------
Total liabilities                                                                                         1,929,024
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                      $79,061,466
                                                                                                        ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                                                $   139,602
Additional paid-in capital                                                                               74,794,063
Undistributed net investment income                                                                          88,930
Accumulated net realized gain (loss)                                                                     (1,065,219)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                     5,104,090
                                                                                                          ---------
Total -- representing net assets applicable to outstanding capital stock                                $79,061,466
                                                                                                        ===========
Net assets applicable to outstanding shares:                Class A                                     $60,671,461
                                                            Class B                                     $17,560,125
                                                            Class C                                     $   806,555
                                                            Class Y                                     $    23,325
Net asset value per share of outstanding capital stock:     Class A shares         10,703,072           $      5.67
                                                            Class B shares          3,110,111           $      5.65
                                                            Class C shares            142,892           $      5.64
                                                            Class Y shares              4,111           $      5.67
                                                                                        -----           -----------

See accompanying notes to financial statements.

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8 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



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


Statement of operations
AXP Partners International Aggressive Growth Fund

Six months ended April 30, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                               $   495,275
Interest                                                                                                     50,580
   Less foreign taxes withheld                                                                              (63,686)
                                                                                                            -------
Total income                                                                                                482,169
                                                                                                            -------
Expenses (Note 2):
Investment management services fee                                                                          226,190
Distribution fee
   Class A                                                                                                   45,860
   Class B                                                                                                   41,598
   Class C                                                                                                    1,525
Transfer agency fee                                                                                          49,679
Incremental transfer agency fee
   Class A                                                                                                    4,017
   Class B                                                                                                    2,592
   Class C                                                                                                      112
Service fee -- Class Y                                                                                            9
Administrative services fees and expenses                                                                    17,134
Compensation of board members                                                                                 3,692
Custodian fees                                                                                               63,284
Printing and postage                                                                                         38,607
Registration fees                                                                                            63,363
Audit fees                                                                                                    7,000
Other                                                                                                        12,867
                                                                                                             ------
Total expenses                                                                                              577,529
   Expenses reimbursed by AEFC (Note 2)                                                                    (184,189)
                                                                                                           --------
                                                                                                            393,340
   Earnings credits on cash balances (Note 2)                                                                  (111)
                                                                                                               ----
Total net expenses                                                                                          393,229
                                                                                                            -------
Investment income (loss) -- net                                                                              88,940
                                                                                                             ------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                        (1,057,950)
   Foreign currency transactions                                                                             (1,387)
                                                                                                             ------
Net realized gain (loss) on investments                                                                  (1,059,337)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                     4,575,114
                                                                                                          ---------
Net gain (loss) on investments and foreign currencies                                                     3,515,777
                                                                                                          ---------
Net increase (decrease) in net assets resulting from operations                                         $ 3,604,717
                                                                                                        ===========

See accompanying notes to financial statements.

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9 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



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


Statements of changes in net assets
AXP Partners International Aggressive Growth Fund

                                                                               April 30, 2002   For the period from
                                                                             Six months ended    Sept. 28, 2001* to
                                                                                  (Unaudited)         Oct. 31, 2001

Operations and distributions
Investment income (loss) -- net                                                   $    88,940           $   (14,417)
Net realized gain (loss) on investments                                            (1,059,337)               (2,284)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies               4,575,114               250,686
                                                                                    ---------               -------
Net increase (decrease) in net assets resulting from operations                     3,604,717               233,985
                                                                                    ---------               -------
Distributions to shareholders from:
   Net investment income
     Class A                                                                           (1,337)                   --
     Class Y                                                                               (1)                   --
   Net realized gain
     Class A                                                                             (108)                   --
     Class B                                                                              (18)                   --
                                                                                          ---                    --
Total distributions                                                                    (1,464)                   --
                                                                                       ------                    --

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         45,373,108             4,988,966
   Class B shares                                                                  15,582,723             1,428,417
   Class C shares                                                                     748,556                31,963
   Class Y shares                                                                      10,000                 1,528
Reinvestment of distributions at net asset value
   Class A shares                                                                         900                    --
   Class B shares                                                                          18                    --
Payments for redemptions
   Class A shares                                                                  (3,047,835)              (11,813)
   Class B shares (Note 2)                                                           (135,679)               (3,910)
   Class C shares (Note 2)                                                            (14,189)                   --
                                                                                      -------                    --
Increase (decrease) in net assets from capital share transactions                  58,517,602             6,435,151
                                                                                   ----------             ---------
Total increase (decrease) in net assets                                            62,120,855             6,669,136
Net assets at beginning of period (Note 1)                                         16,940,611            10,271,475**
                                                                                   ----------            ----------
Net assets at end of period                                                       $79,061,466           $16,940,611
                                                                                  ===========           ===========
Undistributed net investment income                                               $    88,930           $     1,328
                                                                                  -----------           -----------

 * When shares became publicly available.

** Initial capital of $10,000,000 was contributed on Sept. 21, 2001-Sept. 25,
   2001. The Fund had an increase in net assets resulting from operations of $271,475 during the period from Sept. 21, 2001 to Sept. 28, 2001 (when shares became publicly available).

See accompanying notes to financial statements.

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10 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Partners International Aggressive Growth Fund

(Unaudited as to April 30, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Partners International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Partners International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of foreign issuers that offer strong growth potential. Initial contributions were made during the period Sept. 21, 2001-Sept. 25, 2001, American Express Financial Corporation (AEFC) invested $10,000,000 in the Fund which represented 1,994,000 shares for Class A, 2,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $5 per share. Shares of the Fund were first offered to the public on Sept. 28, 2001.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

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11 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



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Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

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Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 1.00% to 0.875% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment was made on April 1, 2002, and covered the six-month period beginning Oct. 1, 2001. The adjustment decreased the fee by $463 for the six months ended April 30, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.08% to 0.055% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has Investment Subadvisory Agreements with American Century Investment Management, Inc. and Liberty Wanger Asset Management, L.P. New investments in the Fund, net of any redemptions, are allocated to the subadvisers in equal portions. However, each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

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Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.00

o   Class B $20.00

o   Class C $19.50

o   Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2002. Under this agreement, total expenses will not exceed 1.75% for Class A, 2.52% for Class B, 2.52% for Class C and 1.58% for Class Y of the Fund's average daily net assets. In addition, for the six months ended April 30, 2002, AEFC and American Express Financial Advisors Inc. further voluntarily agreed to waive certain fees and expenses to 1.59% for Class A, 2.37% for Class B, 2.35% for Class C and 1.42% for Class Y.

Sales charges received by the Distributor for distributing Fund shares were $246,405 for Class A, $1,337 for Class B and $5 for Class C for the six months ended April 30, 2002.

During the six months ended April 30, 2002, the Fund's custodian and transfer agency fees were reduced by $111 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $85,657,982 and $29,364,931, respectively, for the six months ended April 30, 2002. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
14 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended April 30, 2002
                                             Class A          Class B            Class C            Class Y

Sold                                        8,311,944         2,861,381          137,488             1,824
Issued for reinvested distributions               167                 4               --                --
Redeemed                                     (551,089)          (24,699)          (2,628)               --
                                             --------           -------           ------                --
Net increase (decrease)                     7,761,022         2,836,686          134,860             1,824
                                            ---------         ---------          -------             -----

                                                         From Sept. 28, 2001* to Oct. 31, 2001
                                             Class A          Class B            Class C            Class Y

Sold                                          950,273           272,171            6,032               287
Issued for reinvested distributions                --                --               --                --
Redeemed                                       (2,223)             (746)              --                --
                                               ------              ----               --                --
Net increase (decrease)                       948,050           271,425            6,032               287
                                              -------           -------            -----               ---

* When shares became publicly available.

5. FOREIGN CURRENCY CONTRACTS

As of April 30, 2002, the Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date              Currency to               Currency to            Unrealized          Unrealized
                          be delivered               be received          appreciation        depreciation

May 1, 2002                     22,742                    41,774              $ --                $309
                           U.S. Dollar         Australian Dollar

May 1, 2002                     15,859                    23,115                 3                  --
                         British Pound               U.S. Dollar

May 1, 2002                     29,865                    46,620                --                 166
                           U.S. Dollar           Canadian Dollar

May 2, 2002                      9,362                     6,415                --                  14
                           U.S. Dollar             British Pound

May 2, 2002                     58,029                    64,270                --                 116
                           U.S. Dollar    European Monetary Unit

May 2, 2002                     45,761                    50,736                --                  43
                           U.S. Dollar    European Monetary Unit

May 2, 2002                 14,543,720                   113,576               307                  --
                          Japanese Yen               U.S. Dollar

May 2, 2002                      2,438                     4,395                --                  12
                           U.S. Dollar          Singapore Dollar

May 2, 2002                    379,120                    37,042               145                  --
                         Swedish Krona               U.S. Dollar

May 2, 2002                    323,707                    31,621               118                  --
                         Swedish Krona               U.S. Dollar

May 2, 2002                     66,102                    40,854                53                  --
                           Swiss Franc               U.S. Dollar

May 3, 2002                     39,670                    57,810                --                  --
                         British Pound               U.S. Dollar

May 3, 2002                     71,942                   593,776                24                  --
                           U.S. Dollar              Danish Krone

--------------------------------------------------------------------------------
15 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



Exchange date              Currency to               Currency to            Unrealized          Unrealized
                          be delivered               be received          appreciation        depreciation

May 3, 2002                     60,373                    67,007              $  6              $   --
                           U.S. Dollar    European Monetary Unit

May 3, 2002                      9,315                    10,326                --                  10
                           U.S. Dollar    European Monetary Unit

May 3, 2002                      3,633                     6,570                --                   7
                           U.S. Dollar          Singapore Dollar

May 3, 2002                     49,107                    30,290                --                  20
                           Swiss Franc               U.S. Dollar

May 6, 2002                     78,273                    86,873                 9                  --
                           U.S. Dollar    European Monetary Unit

May 6, 2002                     50,210                    55,727                 6                  --
                           U.S. Dollar    European Monetary Unit

May 6, 2002                     33,483                    37,162                 4                  --
                           U.S. Dollar    European Monetary Unit

May 6, 2002                    138,561                   224,319                --                 101
                           U.S. Dollar               Swiss Franc

May 6, 2002                     61,297                    99,235                --                  45
                           U.S. Dollar               Swiss Franc

May 6, 2002                     91,908                   148,792                --                  68
                           U.S. Dollar               Swiss Franc

May 6, 2002                     73,168                   118,454                --                  53
                           U.S. Dollar               Swiss Franc

May 6, 2002                     72,691                   117,680                --                  53
                           U.S. Dollar               Swiss Franc

May 6, 2002                     91,392                   147,957                --                  67
                           U.S. Dollar               Swiss Franc

May 21, 2002                     8,483                 1,112,666               191                  --
                           U.S. Dollar              Japanese Yen
                                                                              ----              ------

Total                                                                         $866              $1,084
                                                                              ----              ------


6. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2002.

--------------------------------------------------------------------------------
16 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(j)      2001(b)

Net asset value, beginning of period                              $5.25        $5.14

Income from investment operations:

Net investment income (loss)                                        .01           --

Net gains (losses) (both realized and unrealized)                   .41          .11

Total from investment operations                                    .42          .11

Net asset value, end of period                                    $5.67        $5.25

Ratios/supplemental data

Net assets, end of period (in millions)                             $61          $15

Ratio of expenses to average daily net assets(c),(e)              1.59%(d)     1.75%(d)

Ratio of net investment income (loss)
to average daily net assets                                        .47%(d)    (1.12%)(d)

Portfolio turnover rate (excluding short-term securities)           69%           8%

Total return(i)                                                   8.01%        2.14%


Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(j)      2001(b)

Net asset value, beginning of period                              $5.25        $5.14

Income from investment operations:

Net investment income (loss)                                         --           --

Net gains (losses) (both realized and unrealized)                   .40          .11

Total from investment operations                                    .40          .11

Net asset value, end of period                                    $5.65        $5.25

Ratios/supplemental data

Net assets, end of period (in millions)                             $18           $1

Ratio of expenses to average daily net assets(c),(f)              2.37%(d)     2.52%(d)

Ratio of net investment income (loss)
to average daily net assets                                        .03%(d)    (1.80%)(d)

Portfolio turnover rate (excluding short-term securities)           69%           8%

Total return(i)                                                   7.62%        2.14%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
17 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(j)      2001(b)

Net asset value, beginning of period                              $5.25        $5.14

Income from investment operations:

Net investment income (loss)                                         --           --

Net gains (losses) (both realized and unrealized)                   .39          .11

Total from investment operations                                    .39          .11

Net asset value, end of period                                    $5.64        $5.25

Ratios/supplemental data

Net assets, end of period (in millions)                              $1          $--

Ratio of expenses to average daily net assets(c),(g)              2.35%(d)     2.52%(d)

Ratio of net investment income (loss)
to average daily net assets                                        .45%(d)    (1.92%)(d)

Portfolio turnover rate (excluding short-term securities)           69%           8%

Total return(i)                                                   7.43%        2.14%


Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(j)      2001(b)

Net asset value, beginning of period                              $5.25        $5.14

Income from investment operations:

Net investment income (loss)                                        .01           --

Net gains (losses) (both realized and unrealized)                   .41          .11

Total from investment operations                                    .42          .11

Net asset value, end of period                                    $5.67        $5.25

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--

Ratio of expenses to average daily net assets(c),(h)              1.42%(d)     1.58%(d)

Ratio of net investment income (loss)
to average daily net assets                                        .42%(d)     (.99%)(d)

Portfolio turnover rate (excluding short-term securities)           69%           8%

Total return(i)                                                   8.01%        2.14%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 28, 2001 (when shares became publicly available) to Oct. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 2.48% and 9.34% for the periods ended 2002 and 2001, respectively.

(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.84% and 10.11% for the periods ended 2002 and 2001, respectively.

(g) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 2.72% and 10.11% for the periods ended 2002 and 2001, respectively.

(h) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 2.62% and 9.17% for the periods ended 2002 and 2001, respectively.

(i) Total return does not reflect payment of a sales charge.

(j) Six months ended April 30, 2002 (Unaudited).

--------------------------------------------------------------------------------
18 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT

Investments in Securities

AXP Partners International Aggressive Growth Fund

April 30, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.0%)(c)

Issuer                                                Shares            Value(a)

Argentina (0.1%)

Metals
Siderca                                                6,000             $96,600

Australia (1.1%)

Banks and savings & loans (0.2%)
Commonwealth Bank of Australia                        14,662             258,644

Computers & office equipment (0.2%)
Computershare                                         99,600             139,596

Financial services (0.3%)
Perpetual Trustees Australia                           9,000             216,518

Metals (0.2%)
BHP Billiton                                          23,719             137,561

Transportation (0.2%)
Brambles Inds                                         25,065             135,407

Austria (0.3%)

Multi-industry conglomerates
Flughafen Wien                                         7,200             232,138

Belgium (0.4%)

Banks and savings & loans (0.2%)
KBC Bankverzekeringsholding                            3,313             119,593

Beverages & tobacco (0.1%)
Interbrew                                              5,065             150,751

Utilities -- telephone (0.1%)
Telindus Group                                        10,900              58,244

Brazil (0.5%)

Energy (0.2%)
Petroleo Brasileiro                                    7,109             174,695

Multi-industry conglomerates (0.3%)
Cia de Concessoes Rodoviarias                         27,300(b)          196,361

Canada (4.1%)

Automotive & related (0.2%)
Magna International Cl A                               1,868             138,027

Electronics (0.2%)
Celestica                                              6,000(b)          167,229

Energy (0.9%)
Suncor Energy                                          6,484             225,125
Talisman Energy                                       11,246             480,016
Total                                                                    705,141

Financial services (1.0%)
Intrawest                                              5,800             107,782
Investors Group                                       33,000             650,877
Total                                                                    758,659

Leisure time & entertainment (0.1%)
Fairmont Hotels & Resorts                              3,788             107,958

Media (0.6%)
Corus Entertainment                                   20,000(b)          480,984

Metals (0.3%)
Alcan                                                  3,852             141,098
Royal Laser Tech                                      10,000(b)           82,755
Total                                                                    223,853

Paper & packaging (0.4%)
Moore                                                 20,200(b)          279,508

Transportation (0.4%)
Canadian Natl Railway                                  3,852             184,318
CP Railway                                             8,000             166,800
Total                                                                    351,118

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

China (0.9%)

Banks and savings & loans (0.3%)
JCG Holdings                                         154,000             $89,349
Wing Hang Bank                                        31,000             112,486
Total                                                                    201,835

Computers & office equipment (0.2%)
Travelsky Technology                                 200,000             153,862

Media (0.2%)
SCMP Group                                           248,000             162,170

Multi-industry conglomerates (0.2%)
Jiangsu Expressway                                   380,000             101,100
Zhejiang Expressway                                  352,000             101,549
Total                                                                    202,649

Denmark (1.0%)

Banks and savings & loans (0.5%)
Danske Bank                                           18,752             338,644

Multi-industry conglomerates (0.4%)
Group 4 Falck                                          1,272             149,235
Kobenhavns Lufthavne                                   2,500             181,803
Total                                                                    331,038

Transportation (0.1%)
D/S 1912 Cl B                                             17             117,857

Finland (1.7%)

Computers & office equipment (0.4%)
TietoEnator                                           15,126             378,915

Household products (0.1%)
Fiskars                                                6,800              52,390

Industrial equipment & services (0.3%)
KCI Konecranes Intl                                    6,650             201,342

Multi-industry conglomerates (0.5%)
Amer Group                                            10,600             323,323
Jaakko Poyry Group                                     2,500              42,352
Total                                                                    365,675

Paper & packaging (0.4%)
Stora Enso                                            13,729             174,558
UPM-Kymmene                                            4,464             156,073
Total                                                                    330,631

France (8.7%)

Automotive & related (1.1%)
Michelin Cl B                                          5,251             203,462
Renault                                                7,899             366,210
Valeo                                                  6,393             273,635
Total                                                                    843,307

Banks and savings & loans (1.8%)
BNP Paribas                                           13,333             696,834
Credit Lyonnais                                        6,650             280,500
Societe Generale Cl A                                  6,633             454,252
Total                                                                  1,431,586

Beverages & tobacco (0.2%)
Pernod-Ricard                                          1,702             157,201

Building materials & construction (1.5%)
Altran Technologies                                    3,545             185,275
Bouygues                                               6,781             204,697
Compagnie de Saint-Gobain                              1,799             308,005
Technip                                                3,409             481,053
Total                                                                  1,179,030

Chemicals (0.2%)
L'Air Liquide                                          1,156             178,959

Computers & office equipment (0.4%)
Business Objects ADR                                   1,938(b)           65,252
Fininfo                                               10,000             277,089
Total                                                                    342,341

Energy (0.6%)
TotalFinaElf                                           3,015             456,968

Food (0.2%)
Groupe Danone                                          1,239             164,120

Health care (0.2%)
Sanofi-Synthelabo                                      2,959             189,444

Health care services (0.3%)
Essilor Intl                                           6,400             260,439

Industrial equipment & services (0.3%)
Schneider Electric                                     4,438             214,151

Insurance (0.3%)
Coface                                                 5,000             272,808

Leisure time & entertainment (0.6%)
Accor                                                 11,128             449,831

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

France (cont.)

Media (0.5%)
NRJ Group                                             13,200            $261,679
Publicis Groupe                                        3,645             111,345
Total                                                                    373,024

Multi-industry conglomerates (0.5%)
Neopost                                                7,000(b)          264,986
Penauille Polyservices                                 4,000             117,864
Total                                                                    382,850

Germany (6.1%)

Automotive & related (0.7%)
Bayerische Motoren Werke                               8,974             358,231
Beru                                                   3,500             186,077
Total                                                                    544,308

Banks and savings & loans (0.2%)
Deutsche Bank                                          2,627             174,178

Chemicals (0.4%)
BASF                                                   6,336             270,624
Bayer                                                  2,383              78,485
Total                                                                    349,109

Computers & office equipment (0.5%)
Lion Bioscience                                        5,800(b)           46,776
SAP                                                    1,808             234,114
Software                                               9,500             113,426
Total                                                                    394,316

Financial services (0.5%)
Deutsche Boerse                                        8,500             375,844

Health care (0.4%)
Altana                                                 2,662             148,961
Schering                                               2,914             177,504
Total                                                                    326,465

Health care services (1.5%)
Rhoen-Klinikum                                        22,000           1,196,841

Insurance (0.1%)
Muenchener Rueckversicherungs- Gesellschaft              459             113,741

Multi-industry conglomerates (0.8%)
GFK                                                   13,300             274,448
Jenoptik                                              17,000             340,076
Total                                                                    614,524

Retail (0.2%)
Takkt                                                 22,300             130,614

Transportation (0.8%)
Stinnes                                               25,000             630,769

Hong Kong (2.3%)

Financial services (0.5%)
Hang Lung Properties                                  69,000              77,412
Hong Kong Exchanges & Clearing                       200,000             356,447
Total                                                                    433,859

Food (0.5%)
Global Bio-Chem Technology                           800,000             279,516
Tingyi Holdings                                      640,000             136,219
Total                                                                    415,735

Media (0.8%)
Television Broadcasts                                110,000             543,004

Multi-industry conglomerates (0.5%)
Li & Fung                                            270,822             434,054

India (0.1%)

Health care
Dr. Reddy's Laboratories                               4,000              87,480

Ireland (4.2%)

Banks and savings & loans (1.4%)
Allied Irish Banks                                    14,693             194,544
Anglo Irish Bank                                     122,000             658,123
Bank of Ireland                                       23,560             273,866
Total                                                                  1,126,533

Building materials & construction (0.4%)
CRH                                                   17,702             303,074

Energy equipment & services (0.3%)
Tullow Oil                                           188,000(b)          265,753

Food (0.5%)
Kerry Group Cl A                                      31,000             427,392

Household products (0.4%)
Waterford Wedgwood                                   440,000             285,468

Insurance (0.8%)
Irish Life & Permanent                                46,500             631,639

Media (0.4%)
Independent News & Media                             150,000             283,846

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Israel (--%)

Airlines
Ryanair Holdings ADR                                  562(b)             $17,422

Italy (5.1%)

Banks and savings & loans (1.3%)
Banca Fideuram                                        33,000             252,164
IntesaBci                                             49,606             160,473
UniCredito Italiano                                  143,536             666,102
Total                                                                  1,078,739

Energy (0.7%)
ENI                                                   35,454             544,706

Energy equipment & services (0.8%)
Saipem                                                98,575             642,211

Media (0.4%)
Mediaset                                              37,422             313,605

Multi-industry conglomerates (0.7%)
Autostrade - Concessioni e Costruzioni Autostrade     67,069             545,131

Retail (0.9%)
Autogrill                                             45,300             534,740
Bulgari                                               16,047             124,789
Total                                                                    659,529

Utilities -- gas (0.2%)
Snam Rete Gas                                         42,156             119,658

Utilities -- telephone (0.1%)
Telecom Italia                                        14,218              76,230

Japan (9.8%)

Automotive & related (1.4%)
Bridgestone                                           21,763             306,953
Honda Motor                                            6,616             296,793
Nissan Motor                                          50,376             387,627
Toyota Motor                                           7,967             217,169
Total                                                                  1,208,542

Banks and savings & loans (0.3%)
Aeon Credit Service                                    4,600             271,199

Chemicals (0.4%)
Daiseki                                               18,000             285,981

Communications equipment & services (0.2%)
NTT DoCoMo                                                29              73,403
NTT DoCoMo (Bonus Shares)                                 19(b)           48,388
Total                                                                    121,791

Computers & office equipment (0.9%)
Canon                                                 12,446             476,903
Konami                                                10,000             252,336
Total                                                                    729,239

Electronics (1.1%)
Hitachi                                               32,716             242,312
Sharp                                                 22,209             308,055
Tokyo Electron                                         4,126             296,918
Total                                                                    847,285

Financial services (0.4%)
Daito Trust Construction                              13,000             192,368
Goldcrest                                              3,500             103,310
Total                                                                    295,678

Food (0.5%)
Nissin Healthcare Food Service                        12,000             285,047
Yakult Honsha                                         11,000             111,285
Total                                                                    396,332

Health care (0.6%)
Banyu Pharmaceutical                                  15,000             200,701
Kawasumi Laboratories                                 24,000             242,991
Total                                                                    443,692

Household products (0.4%)
Aderans                                               10,000             309,969

Industrial equipment & services (1.3%)
Eneserve                                               9,000             392,524
Fanuc                                                  4,470             247,869
Hoya                                                   1,846             137,444
SMC                                                    2,364             283,164
Total                                                                  1,061,001

Media (0.4%)
Sony                                                   5,473             294,110

Metals (0.4%)
Maruichi Steel Tube                                   20,000             228,660
Nippon Steel                                          77,152             117,771
Total                                                                    346,431

Multi-industry conglomerates (0.5%)
Arrk                                                   4,000             173,208
Bellsystem24                                             250              87,033
Hokuto                                                 5,280             135,290
Total                                                                    395,531

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Japan (cont.)

Paper & packaging (0.7%)
Fuji Seal                                              5,000            $173,287
Toppan Forms                                          18,000             283,178
Uni-Charm                                              4,000             104,984
Total                                                                    561,449

Retail (0.3%)
Ito-Yokado                                             4,272             210,606
Luxembourg (0.5%)

Media (0.2%)
RTL Group                                              3,750             150,371

Metals (0.3%)
Arcelor                                               16,743(b)          230,833

Mexico (1.6%)

Beverages & tobacco (0.3%)
Fomento Economico Mexicano ADR                         4,205             201,209

Building materials & construction (0.2%)
Cemex ADR                                              5,739             181,926

Financial services (0.2%)
Consorcio                                            100,000(b)          193,060

Multi-industry conglomerates (0.3%)
Grupo Aeroportuario del Sureste ADR                   13,900(b)          234,910

Retail (0.1%)
Wal-Mart de Mexico                                    34,539             115,347

Utilities -- telephone (0.5%)
Telefonos de Mexico ADR Cl L                           9,308             352,216

Netherlands (6.2%)

Banks and savings & loans (0.2%)
ABN AMRO Holding                                       9,190             182,184

Beverages & tobacco (0.4%)
Heineken                                               7,427             334,623

Building materials & construction (0.4%)
Fugro                                                  5,490             317,352

Computers & office equipment (0.5%)
ASM Lithography Holding                                9,658(b)          215,663
PinkRoccade                                            8,900             164,406
Total                                                                    380,069

Food (0.2%)
Nutreco Holding                                        4,750             156,228

Health care (0.6%)
OPG Groep                                             11,580             474,676

Household products (0.3%)
Hunter Douglas                                         6,300             210,046

Industrial equipment & services (0.1%)
Koninklijke (Royal) Philips Electronics                3,629             112,535

Insurance (0.3%)
ING Groep                                              9,634             254,359

Multi-industry conglomerates (2.3%)
Euronext                                              10,800             223,931
Hagemeyer                                             23,050             455,910
Imtech                                                17,950             376,710
Oce                                                   19,950             247,183
United Services Group                                 21,400             443,521
Total                                                                  1,747,255

Textiles & apparel (0.3%)
Gucci Group                                            2,604             252,119

Transportation (0.4%)
Koninklijke Vopak                                     15,900             300,877

Utilities -- telephone (0.2%)
Koninklijke (Royal)                                   42,041             190,552

New Zealand (0.1%)

Utilities -- electric
UnitedNetworks                                        26,800              97,263

Norway (0.5%)

Communications equipment & services (0.1%)
Tandberg                                               5,573(b)           67,293

Food (0.4%)
Orkla                                                 17,750             323,077

Russia (0.7%)

Energy (0.2%)
Lukoil Holding ADR                                     2,367             167,868

Energy equipment & services (0.2%)
Surgutneftegaz ADR                                     8,855             170,193

Utilities -- gas (0.3%)
OAO Gazprom ADR                                       12,697             203,152

Scotland (1.0%)

Banks and savings & loans
Royal Bank of Scotland Group                          26,953             773,002

See accompanying notes to investments in securities.

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23 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Singapore (1.0%)

Airlines (0.3%)
Singapore Airlines                                    29,734            $229,771

Building materials & construction (0.2%)
Singapore Technologies Engineering                   134,000             155,324

Electronics (0.2%)
Venture Mfg (Singapore)                               20,000             187,669

Food (0.1%)
Want Want Holdings                                    25,000              48,250

Transportation (0.2%)
SembCorp Logistics                                   130,000             159,298

South Korea (3.7%)
Automotive & related (0.9%)
Halla Climate Control                                  8,000             358,565
Hyundai Mobis                                          3,000              73,490
Hyundai Motor                                          6,659             247,001
Total                                                                    679,056

Banks and savings & loans (0.2%)
Kookmin Bank New                                       4,273             194,490

Communications equipment & services (0.2%)
SK Telecom ADR                                         6,863             146,800

Electronics (1.5%)
LG Electronics                                         8,723(b)          347,759
Samsung Electro Mechanics                              4,390             258,505
Samsung Electronics                                    1,833             541,097
Total                                                                  1,147,361

Industrial equipment & services (0.1%)
Samyoung                                               5,000              81,141

Insurance (0.4%)
Samsung Fire & Marine                                  4,760             321,858

Leisure time & entertainment (0.1%)
Kangwon Land                                             895             104,090

Media (0.1%)
Cheil Communications                                     600              81,141

Multi-industry conglomerates (0.1%)
S1                                                     4,000              67,540

Utilities -- electric (0.1%)
Korea Electric Power                                   5,521             104,528

Spain (2.6%)

Beverages & tobacco (0.4%)
Altadis                                               14,223             300,416
Sociedad General de Aguas Barcelona                       34                 411
Total                                                                    300,827

Building materials & construction (0.3%)
Abengoa                                               16,000             127,307
Grupo Ferrovial                                        5,994             145,292
Total                                                                    272,599

Energy equipment & services (0.2%)
Grupo Auxiliar Metalurgico                             8,000(b)          138,481

Industrial equipment & services (0.2%)
Zardoya Otis                                          12,000             149,330

Leisure time & entertainment (0.7%)
Amadeus Global Travel Cl A                            31,512(b)          209,842
NH Hoteles                                            27,000             352,781
Total                                                                    562,623

Multi-industry conglomerates (0.2%)
Prosegur, Compania de Seguridad                       12,000             175,714

Retail (0.1%)
Cortefiel                                              7,300              43,283

Transportation (0.1%)
Transportes Azkar                                     20,000             112,998

Utilities -- electric (0.4%)
Red Electrica de Espana                               29,400             312,610

Sweden (1.8%)

Building materials & construction (0.5%)
Cardo                                                 13,900             324,665
Sandvik                                                4,688             108,586
Total                                                                    433,251

Financial services (0.3%)
Nordea                                                44,680             254,378

Furniture & appliances (0.1%)
Electrolux Cl B                                        6,913             115,046

Industrial equipment & services (0.2%)
Atlas Copco Cl A                                       5,983             140,328

Multi-industry conglomerates (0.7%)
Securitas Cl B                                        25,678             477,314

See accompanying notes to investments in securities.

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24 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Switzerland (8.0%)

Banks and savings & loans (1.2%)
Julius Baer Holding Cl B                               2,035            $655,682
UBS                                                    5,720(b)          275,743
Total                                                                    931,425

Chemicals (0.7%)
Givaudan                                               1,490             555,496

Computers & office equipment (0.1%)
Logitech Intl                                          2,176(b)          101,272

Electronics (0.7%)
Kaba Holding Cl B                                      1,610             386,575
STMicroelectronics                                     5,552             172,600
Total                                                                    559,175

Financial services (0.6%)
Geberit                                                  650             172,320
Pargesa Holding Cl B                                     149             318,950
Total                                                                    491,270

Food (0.6%)
Nestle                                                 2,009             474,937

Health care (1.6%)
Bachem                                                 4,500             279,149
Novartis                                              11,474             481,241
Roche Holding                                          3,587             271,776
Synthes-Stratec                                          320             198,309
Total                                                                  1,230,475

Leisure time & entertainment (0.5%)
Kuoni Reisen Holding Series B                          1,190             385,624

Multi-industry conglomerates (0.5%)
Adecco                                                 6,247             395,233

Retail (1.1%)
Bon Appetit Group                                      2,270             172,341
Compagnie Financiere Richemont                        25,100             569,364
Swatch Group                                           6,160(b)          128,135
Total                                                                    869,840

Utilities -- telephone (0.4%)
Swisscom                                                 993             296,349

Taiwan (0.6%)

Computers & office equipment (0.3%)
Advantech                                             90,000             228,137

Electronics (0.3%)
ASE Test                                              18,500(b)          252,155

United Kingdom (14.8%)

Automotive & related (0.5%)
GKN                                                   77,283             361,524

Banks and savings & loans (0.5%)
Barclays                                              46,228             404,882

Beverages & tobacco (1.0%)
Diageo                                                43,331             575,262
South African Breweries                               25,402             205,452
Total                                                                    780,714

Building materials & construction (0.1%)
BPB                                                   19,342             112,748

Chemicals (0.5%)
Imperial Chemical Inds                                31,705             147,159
Waste Recycling Group                                 36,000             243,270
Total                                                                    390,429

Communications equipment & services (0.2%)
GlaxoSmithKline                                        7,501             181,458

Computers & office equipment (0.9%)
Amdocs                                                11,700(b)          254,241
Torex                                                 42,000             449,868
Total                                                                    704,109

Electronics (0.7%)
First Technology                                      18,500             122,466
Spectris                                              53,500             422,362
Total                                                                    544,828

Energy equipment & services (0.1%)
Expro International Group                              8,500              59,458

Financial services (0.2%)
Aberdeen Asset Mgmt                                   26,000              93,587
Amvescap                                               2,498              26,247
Schroders                                              5,337              65,410
Total                                                                    185,244

Furniture & appliances (0.1%)
Dixons Group                                          27,506              91,092

Health care (1.0%)
Alliance Unichem                                      47,000             428,082
Smith & Nephew                                        67,987             386,897
Total                                                                    814,979

Health care services (0.6%)
Nestor Healthcare Group                               56,000             485,572

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

United Kingdom (cont.)

Household products (0.5%)
Reckitt Benckiser                                     21,596            $382,383

Insurance (0.8%)
Charles Taylor Consulting                             19,000             114,631
Jardine Lloyd Thompson Group                          35,000             341,227
St. James's Place Capital                             15,800              59,951
Willis Group Holdings                                  4,569(b)          133,643
Total                                                                    649,452

Leisure time & entertainment (0.9%)
First Choice Holidays                                 35,300              62,471
Hilton Group                                          91,075             340,104
Holmes Place                                         135,000             286,801
Total                                                                    689,376

Media (2.2%)
British Sky Broadcasting Group                        18,952(b)          212,112
Daily Mail & General Trust                            12,750             138,054
Euromoney Institutional Investor                       8,700              46,277
HIT Entertainment                                     47,000             234,931
Pearson                                               14,773             177,827
Reed Intl                                             54,707             535,748
Taylor Nelson Sofres                                  18,600              64,105
WPP Group                                             36,757             389,960
Total                                                                  1,799,014

Multi-industry conglomerates (2.2%)
Aggreko                                               50,000             234,625
Amey                                                  36,000             125,386
Capita Group                                           6,600              36,717
Exel                                                  27,337             350,576
Rentokil Initial                                     116,038             457,422
Serco Group                                           45,000             175,750
Xstrata                                               25,100(b)          343,104
Total                                                                  1,723,580

Retail (1.6%)
Great Universal Stores                                28,368             257,966
Marks & Spencer Group                                103,832(b)          600,717
Next                                                  26,341             399,414
Total                                                                  1,258,097

Utilities -- electric (0.2%)
International Power                                   45,462(b)          138,466

United States (2.2%)

Energy equipment & services (0.3%)
Transocean Sedco Forex                                 6,338             224,999

Financial services (1.9%)
iShares MSCI Index Fund                               12,337           1,504,128

Virgin Islands (0.3%)

Media
MIH                                                   46,850(b)          199,113

Total common stocks
(Cost: $67,673,089)                                                  $72,754,992

Preferred stocks (0.9%)(c)

Issuer                                                Shares            Value(a)

Brazil (0.1%)
Banco Itau                                           600,000             $47,472

Germany (0.8%)
Fresenius                                              3,700             275,061
Hugo Boss                                             15,000             351,429
Total                                                                    626,490

Total preferred stocks
(Cost: $655,328)                                                        $673,962

Total investments in securities
(Cost: $68,328,417)(d)                                               $73,428,954

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2002, the cost of securities for federal income tax purposes was approximately $68,328,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $ 6,444,000

     Unrealized depreciation                                         (1,343,000)
                                                                     ----------
     Net unrealized appreciation                                    $ 5,101,000
                                                                    -----------

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27 AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- SEMIANNUAL REPORT

AXP Partners International Aggressive Growth Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: AXGAX    Class B: APIBX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6254 A (6/02)